SHARE CAPITAL (Details Narrative) - Ordinary shares [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 25, 2025
IfrsStatementLineItems [Line Items]
Explanation of fact that shares have no par value		unlimited
Number of shares authorised			37,367,894
Ordinary shares, par value			$ 0
Common stock voting rights per share		one
Treasury stock shares	311,712	280,656
Treasury stock value	$ 1,920	$ 1,154